Consolidated Statements of Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement Of Stockholders Equity [Abstract]
Dividends declared per common share	$ 0.6675	$ 0.6675